Related Party Transactions (Details Narrative) - USD ($)			1 Months Ended		12 Months Ended
	Jun. 13, 2024	Apr. 01, 2024	Nov. 15, 2023	Jun. 30, 2022	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2025	Dec. 31, 2024	Jan. 18, 2024
Related party advances, net					$ 100,000		$ 75,000
Purchase shares cancellation							400,000
Common stock per share									$ 19.94
Accrued expenses					736,407	$ 2,439,794	$ 223,535
Advance from related party					100,000	$ 0
Loan amount				$ 1,500,000
Interest rate				8.50%
Additional PIK				3.50%
Stock Purchase Agreement [Member]
Purchase price for the stock	$ 6,000,000				6,000,000
Mr. Marshall [Member]
Common stock share purchase			18,750				125,000	400,000
Related party advances, net					500,000		$ 75,000	$ 500,000
Description of amendment to the promissory note			the Company executed an amendment to the promissory note with Mr. Marshall, providing for the payment of interest only for 18 months at an interest rate of 12% per annum and thereafter, the amortization of the note over a 12-month period, starting in June of 2025. $1,000,000 of the principal was used as part of the VitaMedica purchase price
Common stock per share			$ 22.00				$ 2.60
Accrued interest					169,662			$ 30,760
Principal amount used				$ 1,000,000
MFA 2510 Merchant LLC [Member] | Lease Agreement [Member]
Leasehold improvements expenses		$ 611,768
Accrued expenses					100,004
Lease rent, per month					$ 20,060
Lease term					5 years